Property and equipment, net	12 Months Ended
Dec. 31, 2012
Property and equipment, net

8. Property and equipment, net

Property and equipment, net consisted of the following:

	December 31,
	2011	2012
Buildings	$26,232,621	$26,812,029
Computers and office equipment	10,813,480	11,260,671
Leasehold improvements	1,376,044	2,052,740
Vehicles	946,304	925,015
Information Technology equipment	497,965	834,880
Machinery	628,868	608,700

	$40,495,282	$42,494,035
Less: accumulated depreciation and amortization	(11,137,862)	(13,503,222)

	$29,357,420	$28,990,813
Construction in progress	446,481	11,559

	$29,803,901	$29,002,372

Depreciation and amortization expenses for property and equipment were $2,200,616, $3,071,191 and $3,307,549 for the years ended December 31, 2010, 2011 and 2012, respectively.